NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME (LOSS) PER SHARE
Schedule of earnings per share, basic and diluted

	For the Year Ended December 31,
	2022	2023	2024

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(1,386,074)	5,883,224	4,064,900
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,386,074)	5,883,224	4,064,900

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,569,179,079	3,521,379,938	3,409,772,592
Adjustments for dilutive share options	—	9,338,346	11,026,547
Adjustments for dilutive restricted shares	—	72,916,553	104,034,579
Adjustments for dilutive restricted share units	—	8,018,183	12,574,311
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,569,179,079	3,611,653,020	3,537,408,029
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(0.39)	1.67	1.19
—Diluted	(0.39)	1.63	1.15